RELATED-PARTY TRANSACTIONS	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
RELATED-PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 15, 2020, the Sponsor paid $25,000 in consideration for 8,625,000 Class B ordinary shares (the “Founder Shares”). On October 20, 2020, the Sponsor surrendered and the Company canceled 2,875,000 Class B ordinary shares resulting in 5,750,000 Class B ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share cancellation. The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the Sponsor would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to partially exercise their over-allotment option on November 9, 2020, a total of 381,250 Founder Shares are no longer subject to forfeiture and 368,750 Founder Shares were forfeited, resulting in an aggregate of 5,381,250 Founder Shares issued and outstanding.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on October 22, 2020, to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2021, the Company incurred and paid $30,000 in fees for these services. Additionally, the Company has prepaid $20,000 as of March 31, 2021 and December 31, 2020 which is included in prepaid expenses which is included in the accompanying condensed balance sheets.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 15, 2020, the Sponsor paid $25,000 in consideration for 8,625,000 Class B Ordinary Shares (the “Founder Shares”). On October 20, 2020, the Sponsor surrendered and the Company canceled 2,875,000 Class B Ordinary Shares resulting in 5,750,000 Class B Ordinary Shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share cancellation. The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the Sponsor would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option on November 9, 2020, a total of 381,250 Founder Shares are no longer subject to forfeiture and 368,750 Founder Shares were forfeited, resulting in an aggregate of 5,381,250 Founder Shares issued and outstanding.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on October 22, 2020, to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from August 14, 2020 (inception) through December 31, 2020, the Company incurred and paid $20,000 in fees for these services.

Due to Sponsor

The Sponsor advanced $2,621,369 to the Company in anticipation of the amount to be paid for the purchase of additional Private Placement Warrants in the event the underwriters’ exercised their over-allotment option. The advance was due on demand should the over-allotment option not be exercised by the underwriters. Subsequent to the Initial Public Offering, on October 29, 2020, the Company repaid $2,621,369.

Promissory Note — Related Party

On September 4, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000  to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and payable on the earlier of December 31, 2020 or the completion of the Initial Public Offering. The outstanding balance under the Note of $278,631 was repaid at the closing of the Initial Public Offering on October 27, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.

OLD PlayStudios, Inc.
RELATED-PARTY TRANSACTIONS

NOTE 4—RELATED-PARTY TRANSACTIONS

The following table is a summary of assets and liabilities from related parties:

	March 31,	December 31,
	2021	2020	Financial Statement Line Item
Marketing Agreement	$1,000	$1,000	Intangibles, net
Marketing Agreement	$20,000	$20,000	Accrued liabilities

The Company did not have any revenues recognized from related parties during the three months ended March 31, 2021 and 2020. The Company’s expenses recognized from related parties were immaterial during the three months ended March 31, 2021 and 2020.

MGM Resorts International (“MGM”)

MGM is a stockholder and an MGM senior executive also serves on the Company’s board of directors. As of March 31, 2021 and December 31, 2020, MGM owns approximately 30.2 million shares of the Company’s common stock and 32.6 million shares of the Company’s outstanding preferred stock.

Marketing Agreement

In April 2011, the Company entered into a joint marketing agreement with MGM (as amended, the “Marketing Agreement”) in exchange for assistance with marketing campaigns and the exclusive right to utilize MGM’s licensed marks and licensed copyrights for the development of certain of the Company’s social casino games. The initial term was for one year from the go-live date of the first such game in July 2012, with an automatic renewal provision for successive two-year terms based on the games meeting certain performance criteria. If the games do not achieve the specified performance criteria, the term will be automatically renewed for a one-year period and the right to utilize MGM’s licensed marks and copyrights will become non-exclusive. The non-exclusive term will be automatically renewed for successive one-year periods so long as the games meet certain other performance criteria. As consideration for the use of MGM’s intellectual property, the Company issued 19,200,000 shares of its common stock representing 10% of its then-outstanding common stock; and in lieu of royalty payments, the Company agreed to pay MGM a profit share of: (i) during the exclusive term, a mid- to high-single digit percentage of cumulative net operating income, as defined in the Marketing Agreement, and (ii) during the non-exclusive term, a low- to mid-single digit percentage of cumulative net operating income. As further described in Note 9, the Marketing Agreement was recorded as an indefinite-lived intangible asset.

On October 30, 2020, the Company and MGM agreed to amend the Marketing Agreement (the “MGM Amendment”), under which the Company and MGM agreed to terminate the profit share provision. In exchange, the Company agreed to remit to MGM a one-time payment of $20.0 million, payable on the earliest to occur of (i) the PIPE Investment, (ii) the date that the Company waives MGM’s commitment to participate in the PIPE Investment, or (iii) two years from the date of the MGM Amendment. In addition, MGM agreed to reinvest in the Company at a minimum amount of $20 million by participating in the PIPE Investment or a private placement of equity offering to third party investors for a minimum gross proceeds to the Company of $50 million. As a result of the termination, the Company is no longer obligated to make profit share payments, but the other rights and obligations under the Marketing Agreement continue in full force and effect. In connection with the MGM Amendment, the Company recorded a $20 million liability in “Accrued liabilities”, which remains outstanding as of March 31, 2021.

NOTE 4—RELATED-PARTY TRANSACTIONS

The following table is a summary of balance sheet assets and liabilities from related parties (in thousands):

	December 31,
	2020	2019	Financial Statement Line Item
Marketing Agreement	$1,000	$1,000	Intangibles, net
Marketing Agreement	$20,000	$—	Accrued liabilities

The following table is a summary of revenues and expenses recognized from related parties (in thousands):

	Year Ended December 31,
	2020		2019	2018	Financial Statement Line Item
Marketing Agreement		$20,000	$—	$—	Restructuring expense
Marketing Agreement		$319	$—	$—	Cost of revenue
King Agreement	$		$7,312	$1,294	Net revenues

MGM Resorts International (“MGM”)

MGM is a stockholder and an MGM senior executive also serves on the Company’s board of directors. As of December 31, 2020 and 2019, MGM owns approximately 30.2 million shares of the Company’s common stock and 32.6 million shares of the Company’s outstanding preferred stock. As further described in Note 14, in January 2018, certain employees sold shares of the Company’s common stock to MGM in a secondary transaction.

Marketing Agreement

In April 2011, the Company entered into a joint marketing agreement with MGM (as amended, the “Marketing Agreement”) in exchange for assistance with marketing campaigns and the exclusive right to utilize MGM’s licensed marks and licensed copyrights for the development of certain of the Company’s social casino games. The initial term was for one year from the go-live date of the first such game in July 2012, with an automatic renewal provision for successive two-year terms based on the games meeting certain performance criteria. If the games do not achieve the specified performance criteria, the term will be automatically renewed for a one-year period and the right to utilize MGM’s licensed marks and copyrights will become non-exclusive. The non-exclusive term will be automatically renewed for successive one-year periods so long as the games meet certain other performance criteria. As consideration for the use of MGM’s intellectual property, the Company issued 19,200,000 shares of its common stock representing 10% of its then-outstanding common stock; and in lieu of royalty payments, the Company agreed to pay MGM a profit share of: (i) during the exclusive term, a mid- to high-single digit percentage of cumulative net operating income, as defined in the Marketing Agreement, and (ii) during the non-exclusive term, a low- to mid-single digit percentage of cumulative net operating income. As further described in Note 7, the Marketing Agreement was recorded as an indefinite-lived intangible asset.

On October 30, 2020, the Company and MGM agreed to amend the Marketing Agreement (the “MGM Amendment”), under which the Company and MGM agreed to terminate the profit share provision. In exchange, the Company agreed to remit to MGM a one-time payment of $20.0 million, payable on the earliest to occur of (i) the PIPE Investment, (ii) the date that the Company waives MGM’s commitment to participate in the PIPE Investment, or (iii) two years from the date of the MGM Amendment. In addition, MGM agreed to reinvest in the Company at a minimum amount of $20 million by participating in the PIPE Investment or a private placement of equity offering to third party investors for a minimum gross proceeds to the Company of $50 million. As a result of the termination, the Company is no longer obligated to make profit share payments, but the other rights and obligations under the Marketing Agreement continue in full force and effect.

In connection with the Marketing Agreement, the Company recorded $0.3 million in profit share expense during the year ended December 31, 2020. There was no profit share expense during the year ended December 31, 2019 and 2018. Of the $0.6 million profit share expense recognized during the nine months ended September 30, 2020, the Company and MGM agreed that $0.3 million represented a part of the $20 million one-time termination payment. Accordingly, the Company recognized $20.0 million, inclusive of $0.3 million which was reclassified from cost of revenue into “Restructuring expense” in the Consolidated Statements of Operations. The Company does not expect to incur additional expenses in relation to the termination of the profit share provision.

Rewards Agreement

In January 2016, the Company entered into a rewards agreement with MGM where at MGM’s discretion, the Company has the right to offer MGM rewards via its games. Players of the Company’s games can redeem their accumulated loyalty points for MGM rewards. There is no cost charged to the Company by MGM for the redemption of these rewards. In addition, the Company does not have any obligations associated with the rewards to the players or MGM. As such, the rewards agreement does not have any impact on the Company’s financial statements.

Activision Publishing, Inc. (“Activision”)

Activision is a stockholder and an Activision senior executive serves on the Company’s board of directors. As of December 31, 2020 and 2019, Activision owns 64 million shares of the Company’s outstanding preferred stock.

King Agreement

In April 2017, the Company entered into a game publishing and distribution agreement (the “King Agreement”) with King.com Limited and King.com (US), LLC (collectively, “King”) to develop a branded mobile application with games incorporating their branded intellectual property. In connection with the agreement, the Company had outstanding deferred revenue of $7.4 million as of December 31, 2018. In June 2019, the agreement terminated, and all of the associated deferred revenue was recorded as revenue during the year ended December 31, 2019, as further described in Note 9. Activision and King are both subsidiaries of Activision Blizzard, Inc. The Company also paid King for cross promotions of the Company’s games, which was immaterial for the years ended December 31, 2020, 2019 and 2018.

Resorts World Inc, Pte Ltd (“Resorts World”)

In December 2015 and September 2016, International issued a total of 5,333,333 Series A preferred stock for $8 million to Resorts World. As further described in Note 13, in December 2018, the Company repurchased Resorts World’s interest in International. Resorts World is also a stockholder of the Company. As of December 31, 2020 and 2019, Resorts World owned 1.1 million shares of the Company’s common stock.

Resorts World is also a rewards partner of the Company. Similar to the rewards program with MGM, there is no cost charged to the Company by Resorts World for the redemption of these rewards. In addition, the Company does not have any obligations associated with the rewards to the players or Resorts World. As such, the rewards agreement does not have any impact to financial statements.